Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Changes In Accounting Policies, Accounting Estimates And Errors [Abstract]
Schedule of interests in subsidiaries
All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Entity are eliminated in full on consolidation.

	Ownership percentage
Subsidiary/Entity	December 31, 2025	December 31, 2024	December 31, 2023	Activity

QVC, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Holds investment properties
QVC II, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Holds investment properties
WTN Desarrollos Inmobiliarios de México, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Holds investment properties
Vesta Baja California, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Holds investment properties
Vesta Bajío, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Holds investment properties
Vesta Querétaro, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Holds investment properties
Proyectos Aeroespaciales, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Holds investment properties
Vesta DSP, S. de R. L. de C.V.	99.99%	99.99%	99.99%	Holds investment properties
Vesta Management, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Provides specialized administrative services
Servicio de Administración y Mantenimiento Vesta, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Provide specialized administrative services
Enervesta, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Provides administrative services to the Entity
Trust CIB 2962	(1)	(1)	(1)	Vehicle to distribute shares to employees under the Long-Term Incentive plan.
(1)Employee share trust established in conjunction with the 20-20 Long Term Incentive Plan over which the Entity exercises control. As of January 8, 2026, Grupo Financiero Invex replaced CIB as trustee.

Investments in associated companies are accounted for using the equity method. As of December 31, 2025, the investment in associates, which is not consolidated, is as follows:

	Ownership percentage
Entity	2025	2024	2023	Activity

Evergreen Grid Solutions S. de R.L. de C.V.	55%	-	-	Energy renewable solutions to the Entity

Schedule of financial liabilities
The balance as of December 31, 2025, 2024 and 2023 of short-term accounts payables was:

	December 31, 2025	December 31, 2024	December 31, 2023

Construction in-progress (1)	$5,062,001	$1,622,188	$6,421,225
Land (2)(3)	23,937,534	7,431,219	275,230
Existing properties	1,149,283	4,217,995	5,107,983
Others accounts payables	650,097	922,898	1,384,528

	$30,798,915	$14,194,300	$13,188,966
(1)At the end of fiscal year December 31, 2025, 2024, and 2023 the Entity began the construction of three, twelve and ten investment properties, respectively. The amount represents the advances according to the construction contract, which will be paid during the first quarter of the following year.
(2)During the third quarter of 2022 the Entity acquired a land reserve and signed promissory agreements for a total of $8,256,912 to be paid on quarterly installments of $91,744 starting in March 2023 plus a final payment of $7,431,219 due in June 2025; the long-term payable portion as of December 31, 2023 and 2022 is $$7,706,450 and $7,889,937, respectively. As of December 31, 2024, the remaining amount of $7,431,219 is classified as a short-term liability.
(3)During the fourth quarter of 2025, the Entity acquired a land reserve for a total of $97,020,817, of which the Entity paid $46,827,543 up front. The outstanding balance of $47,351,305 is to be paid in semiannual installments starting in April 2026 with a final payment due in October 2027; the long-term payable portion as of December 31, 2025 was $23,413,771. The outstanding balance accrues interest at an annual rate of 5.75%.